Note 6 - Other operating income and expenses	12 Months Ended
Dec. 31, 2025
Note 6 - Other operating income and expenses
Note 6 - Other operating income and expenses
6           Other operating income and expenses

	Year ended December 31,
	2025	2024	2023
Other operating income
Results from sundry assets	7,127	10,529	10,960
Net rents	4,188	4,417	4,702
Reclassification of currency translation adjustment reserve	-	-	878
Bargain purchase gain	-	2,212	3,162
Result on sale of Venezuela awards	-	-	33,341
Other income	12,474	43,492	-
	23,789	60,650	53,043
Other operating expenses
Contributions to welfare projects and non-profit organizations	(17,445)	(17,657)	(15,538)
Allowance for doubtful receivables	(631)	(546)	(107)
Provision for the ongoing litigation related to the acquisition of participation in Usiminas	(14,414)	(107,215)	-
Other expense	-	-	(1,628)
	(32,490)	(125,418)	(17,273)

Other operating income and expenses, net	(8,701)	(64,768)	35,770

Other operating income

Bargain purchase gain: For the year 2024, related to Mattr’s pipe coating business unit acquisition.

For the year 2023, related to Isoplus anticorrosion coating division acquisition.

Result on sale of Venezuela awards: For the year 2023, related to the transfer of the awards obtained in connection with the nationalizations of the Company’s interests in its majority-owned subsidiaries TAVSA – Tubos de Acero de Venezuela S.A., Matesi Materiales Siderúrgicos S.A. and Complejo Siderúrgico de Guayana, C.A.

Other income: For the year 2025, includes mainly $17.6 million related to the recovery of various legal proceedings in Brazil and $7 million related to an insurance recovery.

Other operating expenses

Provision for the ongoing litigation related to the acquisition of participation in Usiminas: For the years 2024 and 2025, related to the provision described in note 27 “Contingencies, commitments and restrictions to the distribution of profits - Contingencies - CSN claims relating to the January 2012 acquisition of Usiminas”, and does not include the net foreign exchange result.